Income taxes (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Deferred income taxes not recognized on undistributed earnings of subsidiaries	₨ 30,429	₨ 18,471
Exchange Differences on Foreign Currency translations Recognised In Income Statement On Deferred Tax	424	₨ 154
Adjusted Effective Tax Rate			26.50%
Enacted tax rate		1.00%
Profit Tax Impact [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Uncertain tax positions	₨ 3,384